Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [LineItems]
Net earnings	$ 2,207	$ 2,695
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	97	(30)
Cash flow hedges adjustments to equity	(84)	22
Related tax expense on cash flow hedges adjustments to equity	(1)	0
Foreign currency translation adjustments to equity	(173)	130
Other comprehensive income that will be reclassified to profit or loss, net of tax	(161)	122
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	13	12
Related tax expense on fair value adjustments on financial assets	(2)	0
Remeasurement on defined benefit pension plans	5	0
Related tax expense on remeasurement on defined benefit pension plans	(5)	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	11	12
Other comprehensive (loss) income	(150)	134
Total comprehensive income	2,057	2,829
Comprehensive income (loss) for the period attributable to:
Non-controlling interests	(8)	0
Total comprehensive income	2,057	2,829
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	2,050	2,780
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ 15	$ 49